Vanguard® Equity Income Fund
Schedule of Investments (unaudited)
As of June 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.1%)
Communication Services (2.1%)
	T-Mobile US Inc.	2,064,076	363,649
	Comcast Corp. Class A	7,515,225	294,296
	Omnicom Group Inc.	2,146,189	192,513
	Verizon Communications Inc.	3,965,444	163,535
	TEGNA Inc.	5,235,477	72,983
	AT&T Inc.	2,552,122	48,771
	Fox Corp. Class A	740,593	25,454
			1,161,201
Consumer Discretionary (5.3%)
	Home Depot Inc.	1,988,384	684,481
	Tractor Supply Co.	1,238,296	334,340
	Booking Holdings Inc.	84,204	333,574
	Starbucks Corp.	3,803,185	296,078
	Lennar Corp. Class A	1,734,987	260,023
	Lowe's Cos. Inc.	777,315	171,367
	eBay Inc.	2,529,141	135,865
	Tapestry Inc.	2,879,011	123,193
	McDonald's Corp.	462,736	117,924
	Ralph Lauren Corp.	628,260	109,983
	Macy's Inc.	5,469,395	105,012
	Travel & Leisure Co.	2,082,443	93,668
	Wendy's Co.	4,154,187	70,455
[1]	Dillard's Inc. Class A	95,538	42,074
	Wyndham Hotels & Resorts Inc.	382,889	28,334
	Bloomin' Brands Inc.	1,430,030	27,500
	H&R Block Inc.	487,432	26,433
	Harley-Davidson Inc.	260,178	8,726
	Bath & Body Works Inc.	177,820	6,944
			2,975,974
Consumer Staples (11.0%)
	Procter & Gamble Co.	5,297,274	873,626
	Philip Morris International Inc.	7,705,751	780,824
	Unilever plc ADR	11,410,629	627,471
	Keurig Dr Pepper Inc.	17,713,847	591,643
	Archer-Daniels-Midland Co.	8,777,878	530,623
	Kenvue Inc.	26,439,315	480,667
	Pernod Ricard SA	3,428,028	467,719
	Walmart Inc.	6,709,556	454,304
	Mondelez International Inc. Class A	3,219,016	210,652
	Coca-Cola Co.	2,945,286	187,467
	Altria Group Inc.	4,095,007	186,528
	PepsiCo Inc.	1,020,584	168,325
	Kroger Co.	2,875,995	143,598
	Hershey Co.	707,126	129,991
	Colgate-Palmolive Co.	1,022,685	99,241
	Target Corp.	641,198	94,923
	General Mills Inc.	657,026	41,563
	Ingredion Inc.	248,182	28,467
	Coca-Cola Europacific Partners plc	269,880	19,666
	Sysco Corp.	199,564	14,247
			6,131,545
Energy (10.9%)
	EOG Resources Inc.	9,576,792	1,205,431
	ConocoPhillips	10,226,541	1,169,712
	EQT Corp.	13,453,637	497,515
	Exxon Mobil Corp.	4,303,962	495,472
	Coterra Energy Inc.	18,417,139	491,185
	Phillips 66	3,111,860	439,301
	Targa Resources Corp.	2,762,563	355,763

Vanguard® Equity Income Fund
	Shares	Market Value ($000)
Hess Corp.	1,908,122	281,486
Chevron Corp.	1,382,345	216,226
Marathon Petroleum Corp.	998,580	173,234
Valero Energy Corp.	1,077,073	168,842
Schlumberger NV	3,544,260	167,218
Halliburton Co.	3,083,064	104,146
HF Sinclair Corp.	1,951,008	104,067
APA Corp.	3,308,786	97,411
Scorpio Tankers Inc.	787,120	63,985
Marathon Oil Corp.	661,384	18,962
Ovintiv Inc. (XNYS)	340,479	15,958
		6,065,914
Financials (20.5%)
JPMorgan Chase & Co.	10,909,155	2,206,486
Bank of America Corp.	21,503,307	855,186
MetLife Inc.	10,364,178	727,462
Wells Fargo & Co.	11,805,575	701,133
Regions Financial Corp.	30,981,170	620,863
Royal Bank of Canada	4,738,313	504,466
Morgan Stanley	5,080,241	493,749
M&T Bank Corp.	3,239,407	490,317
Raymond James Financial Inc.	3,660,155	452,432
American International Group Inc.	6,004,476	445,772
Intercontinental Exchange Inc.	2,962,875	405,588
Ares Management Corp. Class A	2,662,849	354,904
PNC Financial Services Group Inc.	2,188,030	340,195
Citigroup Inc.	3,721,429	236,162
Chubb Ltd.	788,778	201,201
Allstate Corp.	1,171,177	186,990
Nasdaq Inc.	3,018,864	181,917
Ameriprise Financial Inc.	385,448	164,659
Bank of New York Mellon Corp.	2,557,218	153,152
Hartford Financial Services Group Inc.	1,440,503	144,828
Synchrony Financial	3,012,592	142,164
State Street Corp.	1,697,440	125,611
MGIC Investment Corp.	5,686,400	122,542
SLM Corp.	5,517,493	114,709
Popular Inc.	1,212,152	107,191
Unum Group	2,063,431	105,462
Jackson Financial Inc. Class A	1,330,312	98,789
Everest Group Ltd.	215,539	82,125
Zions Bancorp NA	1,862,787	80,789
Voya Financial Inc.	1,001,818	71,279
XP Inc. Class A	3,920,985	68,970
Western Union Co.	4,572,022	55,870
Goldman Sachs Group Inc.	123,312	55,776
Comerica Inc.	888,728	45,361
BlackRock Inc.	49,263	38,786
Radian Group Inc.	1,215,405	37,799
Assurant Inc.	204,920	34,068
Corebridge Financial Inc.	1,067,639	31,090
Assured Guaranty Ltd.	384,589	29,671
Progressive Corp.	131,819	27,380
Equitable Holdings Inc.	586,791	23,976
Lincoln National Corp.	746,197	23,207
American Financial Group Inc.	163,974	20,172
OneMain Holdings Inc.	271,557	13,168
Credicorp Ltd.	74,111	11,956
		11,435,373
Health Care (13.8%)
Johnson & Johnson	10,682,501	1,561,354
Merck & Co. Inc.	10,891,282	1,348,341
Pfizer Inc.	35,365,870	989,537
Gilead Sciences Inc.	12,408,369	851,338
UnitedHealth Group Inc.	1,119,480	570,106
AstraZeneca plc ADR	6,059,319	472,566
Roche Holding AG	1,625,410	450,334
Elevance Health Inc.	603,030	326,758
AbbVie Inc.	1,461,203	250,626

Vanguard® Equity Income Fund
		Shares	Market Value ($000)
	Cigna Group	626,883	207,229
	Bristol-Myers Squibb Co.	4,689,905	194,772
	CVS Health Corp.	3,289,463	194,276
	Amgen Inc.	347,178	108,476
	Abbott Laboratories	1,001,500	104,066
	Quest Diagnostics Inc.	225,240	30,831
	Medtronic plc	349,158	27,482
	Royalty Pharma plc Class A	198,539	5,235
			7,693,327
Industrials (10.8%)
	General Dynamics Corp.	2,007,494	582,454
	United Parcel Service Inc. Class B (XNYS)	3,964,803	542,583
	L3Harris Technologies Inc.	2,333,965	524,162
	PACCAR Inc.	4,543,583	467,717
	Emerson Electric Co.	4,222,005	465,096
	Johnson Controls International plc	6,605,389	439,060
	Caterpillar Inc.	924,228	307,860
	Knight-Swift Transportation Holdings Inc.	5,478,227	273,473
	Canadian National Railway Co.	2,221,174	262,472
	Siemens AG (Registered)	1,403,622	261,250
	Union Pacific Corp.	1,103,159	249,601
	Lockheed Martin Corp.	499,819	233,466
	Automatic Data Processing Inc.	910,475	217,321
	Honeywell International Inc.	888,179	189,662
	Deere & Co.	476,536	178,048
	3M Co.	1,737,980	177,604
	CNH Industrial NV	10,411,782	105,471
	Oshkosh Corp.	903,991	97,812
	ManpowerGroup Inc.	1,289,196	89,986
	AGCO Corp.	823,331	80,588
	Cummins Inc.	268,363	74,318
	RTX Corp.	597,753	60,008
	FedEx Corp.	195,556	58,636
	Ryder System Inc.	286,350	35,473
	Eaton Corp. plc	109,744	34,410
			6,008,531
Information Technology (10.6%)
	Broadcom Inc.	1,042,794	1,674,237
	Cisco Systems Inc.	23,690,106	1,125,517
	NXP Semiconductors NV	2,963,242	797,379
	QUALCOMM Inc.	3,709,720	738,902
	Corning Inc.	12,709,462	493,763
	TE Connectivity Ltd.	3,030,663	455,903
	HP Inc.	4,284,377	150,039
	KLA Corp.	134,535	110,925
	Texas Instruments Inc.	484,548	94,259
	International Business Machines Corp.	480,577	83,116
	Intel Corp.	1,931,703	59,825
	Amdocs Ltd.	667,727	52,697
	Hewlett Packard Enterprise Co.	1,769,176	37,453
	Analog Devices Inc.	82,981	18,941
	NetApp Inc.	52,587	6,773
			5,899,729
Materials (3.5%)
[1]	Rio Tinto plc ADR	8,613,114	567,863
	PPG Industries Inc.	2,579,462	324,728
	Barrick Gold Corp. (XTSE)	18,790,579	313,427
	Celanese Corp.	1,954,484	263,640
	Reliance Inc.	429,590	122,691
	Steel Dynamics Inc.	825,020	106,840
	LyondellBasell Industries NV Class A	888,591	85,003
	Berry Global Group Inc.	1,266,839	74,554
	Mosaic Co.	1,850,997	53,494
	Arch Resources Inc.	243,135	37,012
	Sealed Air Corp.	448,777	15,613
			1,964,865
Real Estate (2.2%)
	Crown Castle Inc.	6,281,860	613,738

Vanguard® Equity Income Fund
		Shares	Market Value ($000)
	Weyerhaeuser Co.	14,089,693	400,006
	Host Hotels & Resorts Inc.	10,722,647	192,793
			1,206,537
Utilities (7.4%)
	Sempra	8,369,003	636,546
	PPL Corp.	20,018,415	553,509
	Atmos Energy Corp.	4,505,411	525,556
	American Electric Power Co. Inc.	5,671,671	497,632
	Exelon Corp.	14,263,410	493,657
	Dominion Energy Inc.	6,881,050	337,171
	Vistra Corp.	1,653,186	142,141
	Xcel Energy Inc.	2,503,588	133,717
	WEC Energy Group Inc.	1,616,751	126,850
	Evergy Inc.	2,170,485	114,971
	National Fuel Gas Co.	1,949,838	105,662
	Ameren Corp.	1,407,231	100,068
	NRG Energy Inc.	1,284,679	100,025
	UGI Corp.	4,185,465	95,847
	NextEra Energy Inc.	1,070,100	75,774
	DTE Energy Co.	673,724	74,790
	Edison International	78,343	5,626
			4,119,542
Total Common Stocks (Cost $42,232,001)			54,662,538
Temporary Cash Investments (1.9%)
Money Market Fund (1.5%)
[2,3]	Vanguard Market Liquidity Fund, 5.380%	8,002,617	800,182
		Face Amount ($000)
Repurchase Agreements (0.4%)
	Goldman Sachs & Co. 5.320%, 7/1/24 (Dated 6/28/24, Repurchase Value $76,634,000, collateralized by Fannie Mae 4.500%–6.000%, 11/1/44–5/1/54, with a value of $78,132,000)	76,600	76,600
	NatWest Markets plc 5.320%, 7/1/24 (Dated 6/28/24, Repurchase Value $70,431,000, collateralized by U.S. Treasury Note/Bond 2.625%–5.000%, 9/30/25–5/31/27, with a value of $71,808,000)	70,400	70,400
	Nomura International plc 5.320%, 7/1/24 (Dated 6/28/24, Repurchase Value $90,140,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.875%, 2/15/47, and U.S. Treasury Note/Bond 0.875%–4.625%, 2/15/25–2/15/43, with a value of $91,916,000)	90,100	90,100
			237,100
Total Temporary Cash Investments (Cost $1,037,191)			1,037,282
Total Investments (100.0%) (Cost $43,269,192)			55,699,820
Other Assets and Liabilities—Net (0.0%)			(2,455)
Net Assets (100%)			55,697,365
Cost is in $000.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $21,722,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $21,788,000 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2024	2,996	827,121	(1,022)

Vanguard® Equity Income Fund
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
D.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	53,483,235	1,179,303	—	54,662,538
Temporary Cash Investments	800,182	237,100	—	1,037,282
Total	54,283,417	1,416,403	—	55,699,820
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	1,022	—	—	1,022
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.